UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blue Creek Investment Partners, LLC.
Address: 100 Church Street
         Suite 500
         Huntsville, AL 35801

13F File Number:  28-12097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan L. Bagwell
Title:     Principal
Phone:     205-704-0505

Signature, Place, and Date of Signing:

     /s/ Alan L. Bagwell     Huntsville, AL     October 11, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $118,017(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW COM              COM              00817Y108     4529    83453 SH       Sole                    70810             12643
AFLAC INC                      COM              001055102     3878    67979 SH       Sole                    57440             10539
AMDOCS LTD ORD                 COM              G02602103     2964    79691 SH       Sole                    67502             12189
AMERICAN INTL GROUP COM        COM              026874107     3176    46943 SH       Sole                    39577              7366
APPLE COMPUTER INC COM         COM              037833100    11115    72425 SH       Sole                    65920              6505
BANCORPSOUTH INC COM           COM              059692103      436    17937 SH       Sole                    17937
CELGENE CORP                   COM              151020104     4547    63761 SH       Sole                    53824              9937
CERADYNE INC COM               COM              156710105     4865    64239 SH       Sole                    54071             10168
CORE LABORATORIES N V COM      COM              N22717107     5376    42204 SH       Sole                    35908              6296
CORNING INC                    COM              219350105     2410    97759 SH       Sole                    82759             15000
ENSCO INTL INC                 COM              26874Q100     2527    45042 SH       Sole                    38342              6700
GLOBALSANTAFE CP               COM              G3930E101     4380    57614 SH       Sole                    48914              8700
GOOGLE INC                     COM              38259P508     4315     7606 SH       Sole                     6448              1158
KOHLS CORP COM                 COM              500255104     2617    45655 SH       Sole                    38532              7123
MEMC ELECTRONIC MTRL           COM              552715104     3529    59952 SH       Sole                    50852              9100
METLIFE INC COM                COM              59156R108     2641    37869 SH       Sole                    32069              5800
MORGAN STANLEY COM NEW         COM              617446448     2918    46318 SH       Sole                    38768              7550
MSC INDL DIRECT INC CL A       COM              553530106     4329    85564 SH       Sole                    71464             14100
NATL INSTRUMENTS CORP          COM              636518102     4415   128614 SH       Sole                   108669             19945
NVIDIA CORP COM                COM              67066G104    10901   300807 SH       Sole                   270659             30148
NWS CORP                       COM              65248E203     3941   168476 SH       Sole                   143476             25000
ORACLE CORP COM                COM              68389X105     4284   197871 SH       Sole                   168571             29300
ORBITAL SCIENCES CORP COM      COM              685564106      540    24294 SH       Sole                    24294
PRUDENTIAL FINCL INC           COM              744320102     3776    38698 SH       Sole                    32762              5936
SCHWAB CHARLES CP NEW COM      COM              808513105     2602   120446 SH       Sole                    95346             25100
SMITH INTL                     COM              832110100     4316    60447 SH       Sole                    50329             10118
STRYKER CORP COM               COM              863667101     5672    82489 SH       Sole                    69575             12914
THE MENS WEARHOUSE             COM              587118100     4001    79205 SH       Sole                    67034             12171
WALGREEN CO COM                COM              931422109     3019    63903 SH       Sole                    53096             10807